NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2021
Stage It Corp [Member]
Schedule of notes payable

	September 30, 2021	December 31, 2020
Notes payable (a)	$879,722	$179,000
Convertible notes related party-past due (b)	547,500	547,500
Convertible notes-past due (b)	315,000	315,000
Total notes payable	$1,742,422	$1,041,500